Provisions and Contingencies - Additional Information (Detail) ₱ in Thousands									12 Months Ended
	Jun. 11, 2025	Apr. 11, 2025	Feb. 19, 2021 PHP (₱)	Jul. 03, 2017 Worker	Mar. 15, 2017 PHP (₱)	Feb. 23, 2017 PHP (₱)	May 30, 2016 Tranche	Jul. 23, 2014 PHP (₱)	Dec. 31, 2025 PHP (₱)
Disclosure Of Contingent Liabilities [Line Items]
Number of tranches | Tranche							3
Digitel Mobile Philippines, Inc. [Member] | City Of Trece Martires
Disclosure Of Contingent Liabilities [Line Items]
Provision of ordinance imposing fee									₱ 150
A Ce S Philippine
Disclosure Of Contingent Liabilities [Line Items]
Deficiency basic withholding tax								₱ 87,000
Payments for compromise settlement					₱ 27,000	₱ 27,000
Payments for additional compromise settlement			₱ 20,000
Smart [Member]
Disclosure Of Contingent Liabilities [Line Items]
Additional days requested to comply with subpoena		30 days
Period to submit other information and documents required in subpoena	15 days
Eastern telecommunications philippines inc [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Amount of arbitration of collating claims									2,900,000
Eastern telecommunications philippines inc [Member] | Bottom of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Amount of arbitration of collating claims									2,800,000
DOLE [Member]
Disclosure Of Contingent Liabilities [Line Items]
Number of workers order | Worker				7,344
Monetary liability									51,800
PLDT [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Amount of arbitration of collating claims									2,900,000
PLDT [Member] | Bottom of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Amount of arbitration of collating claims									₱ 2,800,000